Debt	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
Debt

NOTE 10. DEBT

Convertible Promissory Notes

During the year ended June 30, 2020, the Company raised $1.33 million by the issuance of unsecured Convertible Promissory Notes with a three-year term (the “Note” or “Notes”), primarily from existing Company investors. The Notes included participation by the Company’s executives and independent members of the Company’s Board in the amount of $0.2 million. The Note holders received approximately 45,000 shares of common stock (at $4.50/share) in the aggregate, with a relative value of $170,000 at the time of issuance. As of June 30, 2020, the remaining original issue discount on the Notes was approximately $149,000, which will be amortized over the term of the Notes. Additional interest expense for the amortization of the original issue discount amounted to approximately $96,900 for the six months ended December 31, 2020.

The Notes bear an interest rate of 10% per annum. The first two years of interest were prepaid with the issuance of the Company’s common stock (at $4.50/share), for an issuance of approximately 57,000 shares of common stock with a fair value of approximately $258,000. During the third year of the Notes, interest will be paid monthly in either cash or Company common stock (at a fixed price of $4.50/share) at the Note holder’s option on any unpaid principal outstanding.

The Notes are convertible by a Note holder at any time during the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion. Unconverted portions of the Notes are scheduled to amortize monthly commencing in January 2022, so that by the end of the term on December 31, 2022 (the “maturity date”) the Notes will have been fully paid back to the Note holders.

During the six months ended December 31, 2020, Note holders converted $65,000 of principal into approximately 14,400 shares of common stock. Subsequent to December 31, 2020, an additional $1.16 million of the remaining $1.275 million of the Notes were converted by the Note holders (see Note 13).

Paycheck Protection Program (PPP1) Loan/EIDL

In May 2020, the Company received a PPP1 loan from Harvest Small Business Finance, LLC through the Paycheck Protection Program operated by the Small Business Administration (“SBA”) in the amount of $0.55 million. The Company utilized the PPP 1 loan proceeds in full towards payroll and rent in accordance with the SBA guidelines. Pursuant to SBA guidelines, the Company’s PPP1 loan was fully forgiven in February 2021 (See Note 13 Subsequent Events).

In conjunction with the PPP1 loan, the Company also received an Economic Injury Disaster Loan (“EIDL”) advance of $0.01 million. As per the SBA guidelines, EIDL advances do not need to be repaid.

NOTE 10. DEBT

Convertible Promissory Note

During the year ended June 30, 2020, the Company raised $1.33 million by the issuance of unsecured Convertible Promissory Notes with a three-year term (the “Note” or “Notes”), primarily from existing Company investors. The Notes included participation by the Company’s executives and independent members of the Company’s Board in the amount of $0.2 million. The Note holders received approximately 45,000 shares of common stock (at $4.50/share) in the aggregate, with a relative value of $170,000 at the time of issuance. As of June 30, 2020, the remaining original issue discount on the Notes was approximately $149,000, which will be amortized over the term of the Notes. Additional interest expense for the amortization of the original issue discount amounted to approximately $24,000 for the year ended June 30, 2020.

The Notes bear an interest rate of 10% per annum. The first two years of interest were prepaid with the issuance of the Company’s common stock (at $4.50/share), for an issuance of approximately 57,000 shares of common stock with a fair value of approximately $258,000. During the third year of the Notes, interest will be paid monthly in either cash or Company common stock (at a fixed price of $4.50/share) at the Note holder’s option on any unpaid principal outstanding.

The Notes are convertible by a Note holder at any time during the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion. Unconverted portions of the Notes are scheduled to amortize monthly commencing in January 2022, so that by the end of the term on December 31, 2022 (the “maturity date”) the Notes will have been fully paid back to the Note holders.

Subsequent to the year ended June 30, 2020, $1.22 million of the $1.33 million of the Notes were converted by the Note holders (see Note 13).

Paycheck Protection Program (PPP1) Loan/EIDL

In May 2020, the Company received a PPP1 loan from Harvest Small Business Finance, LLC through the Paycheck Protection Program operated by the Small Business Administration (“SBA”) in the amount of $0.55 million. The Company utilized the PPP 1 loan proceeds in full towards payroll and rent in accordance with the SBA guidelines. Pursuant to SBA guidelines, the Company’s PPP1 loan was fully forgiven in February 2021 (See Note 13 Subsequent Events).

In conjunction with the PPP1 loan, the Company also received an Economic Injury Disaster Loan (“EIDL”) advance of $0.01 million. As per the SBA guidelines, EIDL advances do not need to be repaid.